Goodwill (Details) - Schedule of fair value of the identifiable net assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Net carrying value of goodwill
Goodwill net	$ 11,957,839	$ 11,728,600
Zhong Chuan Rui You [Member]
Gross carrying value of goodwill
Goodwill gross	7,239,936	7,239,936
Less: impairment
Impairment	(3,619,968)
Net carrying value of goodwill
Goodwill net	3,619,968	7,239,936
Superengine [Member]
Gross carrying value of goodwill
Goodwill gross	4,488,664	4,488,664
Less: impairment
Impairment
Net carrying value of goodwill
Goodwill net	4,488,664	4,488,664
Bobtrain [Member]
Gross carrying value of goodwill
Goodwill gross	3,849,207
Less: impairment
Impairment
Net carrying value of goodwill
Goodwill net	$ 3,849,207